Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

January 10, 2018

U.S. Securities and Exchange Commission
Office of Transportation and Leisure
100 F Street N.E.
Washington, DC 20549
Attn: Laura Nicholson, Esq., Special Counsel
Re:	Castor Maritime Inc. Draft Registration Statement on Form F-4 Submitted December 1, 2017 CIK No. 0001720161
Dear Ms. Nicholson:
This letter sets forth the response of Castor Maritime Inc. (the "Company" or "Castor Maritime") to the comment letter dated December 28, 2017 (the "Comment Letter") of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") with respect to the Company's draft registration statement on Form F-4 (SEC File No. 377-01811) (the "Registration Statement") filed on December 1, 2017 via EDGAR. The Company has today filed via EDGAR this letter together with its amended registration statement on Form F-4 (the "First Amended Registration Statement"), which responds to the Staff's comments contained in the Comment Letter.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the First Amended Registration Statement. The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
General
1.
We note that the cover letter to your submission indicates that the company is filing this registration statement on Form F-4 and intends to conduct an exchange relating to those common shares issued in the Private Placement (other than those common shares held by affiliates of the Company, if any) based on the no-action letter to Exxon Capital Holdings Corporation (available May 13, 1988) and related letters including Corimon C.A.  S.A.C.A (available March 22, 1993) and Vitro, Sociedad Anonima (available November 19, 1991). Please provide your analysis as to why you believe it is appropriate for you to rely upon such letters.

Securities and Exchange Commission
January 10, 2018

The Company believes that the Staff, through a series of no-action letters, beginning with the 1988 no-action letter to Exxon Capital Holdings Corporation (available May 13, 1988), has consistently supported the position that an issuer who has privately sold securities (including, in the case of foreign private issuers who raise capital using equity securities) to investors in reliance on Registration S under the Securities Act of 1933, as amended (the "Securities Act") or otherwise, may register the exchange of such securities for substantially similar securities that can be resold by most holders thereof without further registration or delivery of a prospectus.1  Under the procedures described in these letters, to participate in this type of exchange offer (the "A/B Exchange Offer"), the holder must: (i) not be affiliated with the issuer; (ii) have acquired privately placed securities in the ordinary course of business; and (iii) not have any arrangement or understanding with the issuer or any other person to participate in the distribution of the securities.2
The Company and its affiliates have completed a number of sales of its common shares (the "Shares") abroad to non-U.S. persons in private transactions pursuant to Regulation S and in compliance with local law.  The Company or its affiliates may raise additional capital using this method and seeks the "stepping stone" approach to the U.S. public equity markets, similarly as companies discussed in the no-action letters described below.  The Company believes that its proposed conduct of an A/B Exchange Offer is consistent with the existing no-action letters and the policy served thereby.

In Vitro, Sociedad Anónima (available Nov. 19, 1991) the Staff's no-action relief relating to A/B Exchange Offers was expanded to a foreign private issuer.3  In Vitro, the SEC staff permitted an exchange offer for restricted securities exchangeable for common stock where the issuer had, following a private placement, carried out a public offering or listing of its common stock in the United States.  The relief provided by the Vitro letter is consistent with the SEC's policy to permit foreign issuers to take a "stepping stone" approach to the U.S. public equity markets by beginning with a private placement to institutional investors (often carried out concurrently with an offshore placement under Regulation S) followed by a public offering or listing, with the exchange offer acting, effectively, as a registration of the privately placed securities.

In Corimon C.A. S.A.C.A (available March 22, 1993), the SEC offered no-action relief for American Depository Shares ("ADS") that were sold pursuant Rule 144A and Regulation S transactions relating to an A/B Exchange Offer. The A/B Exchange Offer would be conducted on a Form 20-F registration statement, and a concurrent Form F-1 registration statement registering the common shares underlying the ADSs would be offered to the exchange offerees.  As in the Company's case, the exchange offer in Corimon was only to provide freely tradeable, NYSE-listed registered ADSs to the holders without any concurrent capital-raising public offering.4

1 See Exxon Capital Holdings Corporation, SEC No-Action Letter, 1988 SEC No-Act. LEXIS 682 (May 13, 1988).
2 Id.
3 See Vitro, Sociedad Anonima, SEC No-Action Letter, 1991 SEC No-Act. LEXIS 1311 (Nov. 19, 1991) [hereinafter Vitro].
4 See Corimon C.A. S.A.C.A, SEC No-Action Letter (available March 22, 1993).

Securities and Exchange Commission
January 10, 2018

Finally, in Brown & Wood LLP (available February 5, 1997), the SEC offered no-action relief for an A/B Exchange Offer relating to securities that were similar to trust originated preferred securities, which were initially placed in private transactions pursuant to the Securities Act and Rule 144A thereunder.5
The Company belives that the transactions described above clearly permit the use of A/B Exchange Offers in private transactions and Regulation S transactions involving the offer and sale of equity securities by a foreign private issuer.  The institutional nature and sophistication of the initial investors presents the sole distinguishing factor among the letters discussed above and the A/B Exchange Offer proposed to be conducted by the Company.  The Company does not believe that this distinction, however, should preclude it from conducting an A/B Exchange Offer in reliance thereon.  In particular, Brown & Wood LLP provides clear precedent for applying an A/B Exchange Offer to securities issued in private transactions under Section 4(a)(2) of the Securities Act with no assurances that the purchasers in such Section 4(a)(2) transactions were large institutions or had any minimum level of sophistication.
All sales of the Company's Shares have been conducted overseas to non-U.S. persons in reliance on Regulation S, which, again, is consistent with many of the A/B Exchange Offers described in the letters discussed above.  The Company believes that all of the shareholders of the Shares are non-U.S. persons.  In addition to the above-referenced no-action letters, other Staff guidance and scholarly articles have suggested that the protections of Section 5 of the Securities Act, should not apply to non-U.S. investors in transactions conducted wholly outside of the U.S., as in the case of the Company.6
Furthermore, the participants in the Company's A/B Exchange Offer will be required to represent the following: (i) they are not affiliates of the Company; (ii) they have acquired their Shares in privately placed transactions in the ordinary course of business; and (iii) they do not have any arrangement or understanding with the Company or any other person to participate in the distribution of the Shares.  Considering all of these facts, the public interest concern of proper information and other registration protections publicly available for U.S. investors in the Company, i.e. those who will purchase Shares on the Nasdaq Capital Market after the A/B Exchange Offer is completed, would be fulfilled by way of the prospectus contained in the Registration Statement on Form F-4 and related registration of the Shares under the Securities Exchange Act of 1934, as amended.  The Company has commenced this process with the filing of this Registration Statement.

5 See Brown & Wood LLP, SEC No-Action Letter (available February 5, 1997).
6 See Stephen J. Choi, Resales of Offshore Securities into the United States: Evaluating the Overvaluation Risk to US Investors, 78 WASH.U.L.Q. 520 (2000) ("Regulation S of the Securities Act of 1933 represents a policy choice to respect territorial boundaries: where a securities transaction affects parties within the United States, the U.S. securities regime should apply; where a transaction occurs wholly outside the United States, the securities regulatory regime of other countries should apply").  See also Offshore Offers and Sales, Securities Act Release No. 33-6779, 1988 WL 239804, *9 (S.E.C.) ("The Regulation proposed today is based on a territorial approach to section 5 of the Securities Act… The territorial approach recognizes the primary of the laws in which a market is located. As investors choose their markets, they would choose the disclosure requirements applicable to such markets.")

Securities and Exchange Commission
January 10, 2018

The trend among the line of the Exxon Capital no-action letters, which continuously expanded the application of the A/B Exchange Offer from debt securities for domestic issuers to equity securities for foreign private issuers, and the recognition that the A/B Exchange Offer is a "stepping stone" approach to the U.S. capital markets for foreign private issuers, supports the Company's conclusion that it may avail itself of the A/B Exchange Offer as a means to provide its shareholders such publicly tradable shares.  We also refer the Staff to the examples of registration statements on Form F-4 that were declared effective on June 12, 2014 and January 28, 2014 in connection with A/B Exchange Offers conducted by Nordic American Offshore Ltd. and North Atlantic Drilling Ltd., respectively.  These companies only conducted Regulation S offerings abroad, which the Company believes further supports the position that an A/B Exchange Offer should be available to the Company.
2.
Please provide us copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

In response to the Staff's comment, the Company notes that it has not provided any written communications, as defined in Rule 405 under the Securities Act, to potential investors in reliance on Section 5(d) of the Securities Act and does not anticipate using such communications as part of its A/B Exchange Offer.
3.
We note your disclosure that the Company will apply to list the Exchange Shares on the Nasdaq Capital Market. Please tell us how a trading price in the securities will be established after the exchange offer.

The Company is currently in discussions with the Nasdaq Capital Market regarding this matter and will respond to the Staff's comment with its methodology for establishing the trading price once it is finalized.
Prospectus Cover Page
4.	Please disclose whether any national securities exchange lists the securities offered.
The Company advises the Staff that no national securities exchange lists the securities offered.

Securities and Exchange Commission
January 10, 2018

Prospectus Summary, page 1
5.	Please revise to distinguish between the services that you currently provide, and the services that you intend to provide in the future.
The Company advises the Staff that it has revised the Prospectus Summary to distinguish between services currently offered by the Company and the services the Company intends to provide in the future.
Risk Factors, page 7
We may not be able to re-charter or obtain new and favorable charters..., page 15
6.	Please revise this risk factor to state the expiration date of your current charter.
The Company advises the Staff that it has revised the risk factor referenced above to state its current charter will expire upon redelivery of the Vessel to the Company, which is currently expected to occur by the end of January 2018.
The aging of our Vessel may result in increased operating costs in the future, page 17
7.	Please revise to disclose the age of your current vessel in this risk factor.
The Company advises the Staff that it has revised the risk factor referenced above to state the age of its current vessel, which is 14 years.
Risks Relating to Our Series A Preferred Shares, page 21
8.	Please revise to clarify how the risks relating to your Series A Preferred Shares present risks to the registrant or the holders of common shares to be received in this offering.
In response to the Staff's comment, the Company has revised and deleted any risk factors relating to the Series A Preferred Shares that do not present risks to the registrant or the holders of common shares to be received in this offering.
Employees, page 48
9.	Please reconcile your disclosure that Mr. Panagiotidis is your only employee with your disclosure on page 37 that you employ approximately 22 officers and crew for your vessel.
The Company advises the Staff that it has revised the "Employees" and the "Business-Officers and Crewing" sections to clarify that Mr. Panagiotidis is the sole employee of Castor Maritime. Pavimar S.A., the Company's manager, employs approximately 22 officers and crew which serve on the Company's Vessel.

Securities and Exchange Commission
January 10, 2018

Security Ownership of Certain Beneficial Owners and Management, page 50
10.	Please identify the natural persons who have voting or dispositive power with respect to the shares held by Universe Shipping Inc. and Simple Life Corp.
In response to the Staff's comment, the Company has provided the natural persons who have voting or dispositive power with respect to the shares held by the entities referenced above to the Security Ownership of Certain Beneficial Owners and Management table. Maria Panagiotidi has voting and dispositive power over Universe Shipping Inc. and Ismini A. Panagiotidou has voting and dispositive power over Simple Life Corp.
Index to Consolidated Financial Statements
Note 7. Financial Instruments and Fair Value Disclosure
Derivative Financial Instruments, page F-13
11.
We note that you realized a gain of $475,530 related to your forward freight agreements. Please tell us in further detail the nature and basis of the gain. Specifically, please clarify if this gain relates to recording the fair value of the agreements in earnings because they do not qualify for hedge accounting or if it is separate from marking the contracts to market.

The Company advises the Staff that it realized gains of $475,530 related to over the counter forward freight agreements ("FFA") entered into during the period from April 6, 2017 to June 5, 2017.  On April 6 and 7, 2017, the Company, through its wholly-owned subsidiary, Spetses Shipping Co., sold a total of 60 days for each of July, August and September 2017 Panamax Time Charter Average ("TCA").  During May and June 2017, the Company purchased a total of 60 days for each of July, August and September 2017 at the Panamax TCA and effectively closed out all of its open positions. As of September 30, 2017, the Company held no FFAs. Since the FFAs sold and purchased were entered into and settled during the reporting period from December 16, 2016 to September 30, 2017, the realized gain of $475,530 represents the net proceeds received on settlement of the FFAs based on the contract value of the FFAs sold, net of commissions, amounting to $1,932,523 and the contract value net of commissions of $1,456,993 of FFAs purchased. As discussed in Note 7 of the financial statements, the FFAs did not qualify for hedge accounting and the net realized gain was recorded in earnings.

Securities and Exchange Commission
January 10, 2018

Exhibit Index
12.
Please file all material contracts required by Item 601(b)(10) of Regulation S-K. For example, please file your charter agreement with Glencore Agriculture B.V. and your management agreement with Pavimar S.A. In the alternative, please provide your analysis as to why you are not required to file such agreements.

In response to the Staff's comment, the Company has filed its charter agreement with Glencore Agriculture B.V., and its management agreement with Pavimar S.A. The Company notes that it has no other material agreements which should be filed in accordance with Item 601(b)(10) of Regulation S-K.
********
If you have any questions or comments concerning this letter, please feel free to contact the undersigned at (212) 574-1223, Robert Lustrin, Esq. at (212) 574-1420 or Evan Preponis, Esq. at (212) 574-1438.
Very truly yours, SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe, Esq.